(33) FINANCIAL INSTRUMENTS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets	R$ 347,507	R$ 203,901
Current Financial Assets	309,484	444,029
Current Financial Liabilities	8,139	10,230
Noncurrent Financial Liabilities	23,659	R$ 84,576
Designated as Hedging Instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets	656,992
Fair value (carrying amounts) - liabilities	(31,798)
The net fair value of financial assets and liabilities	625,194
The net value of derivative instruments at cost	652,916
Gain (loss) on marking to market	(27,722)
Current Financial Assets	309,484
Current Financial Liabilities	(8,139)
Noncurrent Financial Assets	347,507
Noncurrent Financial Liabilities	(23,659)
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets	595,418
Fair value (carrying amounts) - liabilities	(31,798)
The net fair value of financial assets and liabilities	563,620
The net value of derivative instruments at cost	629,298
Gain (loss) on marking to market	(65,678)
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Bank loans (Law 4.131) [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets	592,520
Fair value (carrying amounts) - liabilities	(10,775)
The net fair value of financial assets and liabilities	581,745
The net value of derivative instruments at cost	633,270
Gain (loss) on marking to market	R$ (51,525)
Currency / debt index	US$ + (Libor 3 months + 0.8% to 1.55% or 2.3% to 4.32%)
Currency /swap index	99.80% to 116% of CDI
Maturity range	October 2018 to March 2022
Notional	R$ 4,186,051
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Bank loans (Law 4.131) [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets	2,899
Fair value (carrying amounts) - liabilities	(21,023)
The net fair value of financial assets and liabilities	(18,124)
The net value of derivative instruments at cost	(3,972)
Gain (loss) on marking to market	R$ (14,152)
Currency / debt index	Euro + 0.42% to 0.96%
Currency /swap index	102% to 105.8% of CDI
Maturity range	April 2019 to March 2022
Notional	R$ 879,630
Designated as Hedging Instrument [Member] | Hedge Variation Price Index [Member] | Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets	23,081
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	23,081
The net value of derivative instruments at cost	2,070
Gain (loss) on marking to market	R$ 21,012
Currency / debt index	IPCA + 5.8% to 5.86%
Currency /swap index	100.15% to 104.3% of CDI
Maturity range	April 2019 to August 2025
Notional	R$ 416,600
Designated as Hedging Instrument [Member] | Price Index Hedge [Member] | Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets	22,125
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	22,125
The net value of derivative instruments at cost	21,548
Gain (loss) on marking to market	R$ 577
Currency / debt index	IPCA + 5.8% to 5.86%
Currency /swap index	100.15% to 104.3% of CDI
Maturity range	April 2019 to August 2025
Notional	R$ 70,469
Designated as Hedging Instrument [Member] | Price Index Hedge [Member] | Zero cost collar [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets	16,367
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	16,367
The net value of derivative instruments at cost	0
Gain (loss) on marking to market	R$ 16,367
Currency / debt index	US$
Currency /swap index	(note 32 b.1)
Maturity range	July 2018 to September 2020
Notional	R$ 44,083